CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit Cumulative adjustment	Accumulated deficit	Cumulative adjustment	Total
Balance, beginning of period at Dec. 31, 2019	¥ 100	¥ 595,000	¥ (3,000)	¥ 713,267	¥ (458,823)	¥ (705,309)		¥ 600,058
Balance, beginning of period (in shares) at Dec. 31, 2019	1	4,115,000
Balance, beginning of period (in shares) at Dec. 31, 2019			92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock		¥ 584,313		304,879				889,192
Issuance of common stock (in shares)		800,000
Net income (loss)						(539,170)		(539,170)
Balance, end of period at Dec. 31, 2020	¥ 100	¥ 1,179,313	¥ (3,000)	1,018,146	¥ (458,823)	(1,703,302)	¥ (458,823)	491,257
Balance, end of period (in shares) at Dec. 31, 2020	1	4,915,000
Balance, ending of period (in shares) at Dec. 31, 2020			92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock		¥ 43,821		43,821				87,642
Issuance of common stock (in shares)		60,000
Net income (loss)						(990,731)		(990,731)
Stock-based compensation				196,853				196,853
Vesting of option purchase consideration (Note 10)				6,636				6,636
Balance, end of period at Dec. 31, 2021	¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456		(2,694,033)		¥ (208,343)
Balance, end of period (in shares) at Dec. 31, 2021	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2021			92,500					92,500
Increase (Decrease) in Stockholders' Equity:
Net income (loss)						148,965		¥ 148,965
Balance, end of period at Dec. 31, 2022	¥ 100	¥ 1,223,134	¥ (3,000)	¥ 1,265,456		¥ (2,545,068)		¥ (59,378)
Balance, end of period (in shares) at Dec. 31, 2022	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2022			92,500					92,500